Acquisition of King's Gaming Promotion Limited (Details 2) (USD $)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013 Kings Gaming [Member]	Dec. 31, 2010 Kings Gaming [Member]
Contingent Consideration as of December 31, 2012					$ 18,000,000
Cash Consideration Paid					(9,000,000)	9,000,000
Ordinary Shares Issued					0
Change in Fair Value of Contingent Consideration					0
Foreign Currency Translation Adjustment	208,433	183,054	(163,706)	507,895	0
Contingent Consideration Payable as of June 30, 2013					$ 9,000,000